Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of borrowings of the scilex notes consisted
Borrowings of the Scilex Notes consisted of the following (in thousands):

December 31, 2021
Principal	$133,997
Unamortized debt discount	(30,597)
Unamortized debt issuance costs	(2,228)

Carrying value	101,172
Current portion	(29,135)

Long term portion	72,037

Estimated fair value	$115,400

The Company made principal payments of $106.0 million, $45.9 million, and $69.8 million during the years ended December 31, 2022, 2021, and 2020, respectively. The amount of debt discount and debt issuance costs included in interest expense for the years ended December 31, 2022, 2021, and 2020 was approximately $3.1 million, $7.9 million and $10.7 million, respectively. The Company recorded a gain on debt extinguishment of $28.6 million, a loss on debt extinguishment of $12.5 million, and no gain/loss on debt extinguishment in connection with its repayments of principal made during the years ended December 31, 2022, 2021, and 2020, respectively.